Annual Total Returns - Fidelity Japan Fund [BarChart] - 10.31 Fidelity Japan Fund - AMCIZ PRO-11 - Fidelity Japan Fund - Fidelity Advisor Japan Fund: Class A	Dec. 30, 2020
Bar Chart Table:
Annual Return 2011	(16.13%)
Annual Return 2012	8.96%
Annual Return 2013	23.31%
Annual Return 2014	(8.77%)
Annual Return 2015	8.37%
Annual Return 2016	2.31%
Annual Return 2017	29.86%
Annual Return 2018	(15.10%)
Annual Return 2019	25.35%